History And Reorganization of The Group - Summary of Balance Sheet Details Of Consolidated Affiliated Entities And Their Subsidiaries (Detail) - CNY (¥) ¥ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Disclosure Of Balance Sheet Details Of Consolidated Affiliated Entities And Their Subsidiaries [Line Items]
Total assets	¥ 248,890,247	¥ 149,533,514
Total liabilities	165,738,926	101,388,097
Consolidated affiliated entities and subsidiaries [member]
Disclosure Of Balance Sheet Details Of Consolidated Affiliated Entities And Their Subsidiaries [Line Items]
Total assets	33,655,382	36,205,619
Total liabilities	¥ 35,391,995	¥ 37,801,141